Quarterly Holdings Report
for
VIP Stock Selector All Cap Portfolio
March 31, 2023
VSACI-NPRT1-0523
1.9904322.101
Common Stocks - 98.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.2%
Diversified Telecommunication Services - 0.1%
AT&T, Inc.	21,900	421,575
Liberty Global PLC Class C (a)	162,500	3,311,750
		3,733,325
Entertainment - 2.0%
Activision Blizzard, Inc.	116,200	9,945,558
Cinemark Holdings, Inc. (a)(b)	120,200	1,777,758
Electronic Arts, Inc.	93,800	11,298,210
Endeavor Group Holdings, Inc. (a)	68,400	1,636,812
Lions Gate Entertainment Corp.:
Class A (a)	20,900	231,363
Class B (a)	128,400	1,332,792
Marcus Corp. (b)	90,900	1,454,400
Netflix, Inc. (a)	78,700	27,189,276
Take-Two Interactive Software, Inc. (a)	39,500	4,712,350
The Walt Disney Co. (a)	121,300	12,145,769
Warner Bros Discovery, Inc.	29,005	437,976
Warner Music Group Corp. Class A	50,900	1,698,533
World Wrestling Entertainment, Inc. Class A (b)	47,623	4,346,075
		78,206,872
Interactive Media & Services - 5.1%
Alphabet, Inc. Class A (a)	1,332,600	138,230,598
Angi, Inc. (a)	307,800	698,706
IAC, Inc. (a)	3,400	175,440
Meta Platforms, Inc. Class A (a)	277,100	58,728,574
Shutterstock, Inc.	2,000	145,200
Snap, Inc. Class A (a)	277,400	3,109,654
Zoominfo Technologies, Inc. (a)	31,100	768,481
		201,856,653
Media - 0.6%
Advantage Solutions, Inc. Class A (a)	281,500	444,770
Altice U.S.A., Inc. Class A (a)	182,200	623,124
Comcast Corp. Class A	322,600	12,229,766
DISH Network Corp. Class A (a)	18,000	167,940
Liberty Broadband Corp.:
Class A (a)	80,700	6,627,084
Class C (a)	66,400	5,424,880
S4 Capital PLC (a)	176,500	354,030
TechTarget, Inc. (a)	6,000	216,720
		26,088,314
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	104,800	15,179,232
TOTAL COMMUNICATION SERVICES		325,064,396
CONSUMER DISCRETIONARY - 10.0%
Auto Components - 0.2%
Adient PLC (a)	71,050	2,910,208
Aptiv PLC (a)	34,600	3,881,774
		6,791,982
Automobiles - 1.2%
Ferrari NV	10,700	2,899,058
Tesla, Inc. (a)	220,063	45,654,270
		48,553,328
Broadline Retail - 3.0%
Amazon.com, Inc. (a)	1,021,936	105,555,769
eBay, Inc.	212,039	9,408,170
Ollie's Bargain Outlet Holdings, Inc. (a)	59,500	3,447,430
		118,411,369
Hotels, Restaurants & Leisure - 2.4%
ARAMARK Holdings Corp.	163,100	5,838,980
Booking Holdings, Inc. (a)	7,362	19,527,042
Caesars Entertainment, Inc. (a)	108,400	5,291,004
Churchill Downs, Inc.	39,515	10,157,331
Domino's Pizza, Inc.	21,354	7,044,044
Hilton Worldwide Holdings, Inc.	74,378	10,477,629
Marriott International, Inc. Class A	67,595	11,223,474
McDonald's Corp.	26,080	7,292,229
Penn Entertainment, Inc. (a)	73,900	2,191,874
Planet Fitness, Inc. (a)	46,000	3,572,820
Yum! Brands, Inc.	78,900	10,421,112
		93,037,539
Household Durables - 0.2%
D.R. Horton, Inc.	34,500	3,370,305
Helen of Troy Ltd. (a)	8,600	818,462
Mohawk Industries, Inc. (a)	26,483	2,654,126
Newell Brands, Inc.	4,100	51,004
Tupperware Brands Corp. (a)	6,800	17,000
		6,910,897
Specialty Retail - 1.8%
Fast Retailing Co. Ltd.	10,300	2,254,799
Five Below, Inc. (a)	28,572	5,884,975
Lowe's Companies, Inc.	133,789	26,753,786
The Home Depot, Inc.	43,324	12,785,779
TJX Companies, Inc.	321,220	25,170,799
		72,850,138
Textiles, Apparel & Luxury Goods - 1.2%
Capri Holdings Ltd. (a)	170,068	7,993,196
lululemon athletica, Inc. (a)	31,900	11,617,661
LVMH Moet Hennessy Louis Vuitton SE	3,400	3,120,889
NIKE, Inc. Class B	87,069	10,678,142
PVH Corp.	91,540	8,161,706
Tapestry, Inc.	156,497	6,746,586
		48,318,180
TOTAL CONSUMER DISCRETIONARY		394,873,433
CONSUMER STAPLES - 7.1%
Beverages - 2.3%
Boston Beer Co., Inc. Class A (a)	23,300	7,658,710
Brown-Forman Corp. Class B (non-vtg.)	2,800	179,956
Constellation Brands, Inc. Class A (sub. vtg.)	47,085	10,636,031
Diageo PLC	52,945	2,362,918
Keurig Dr. Pepper, Inc.	314,300	11,088,504
Monster Beverage Corp.	169,700	9,165,497
PepsiCo, Inc.	60,100	10,956,230
Primo Water Corp.	65,400	1,003,890
The Coca-Cola Co.	605,500	37,559,165
The Vita Coco Co., Inc. (a)	1,500	29,430
		90,640,331
Food & Staples Retailing - 1.7%
Albertsons Companies, Inc.	81,800	1,699,804
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	80,100	4,027,225
Costco Wholesale Corp.	4,200	2,086,854
Dollar General Corp.	47,830	10,066,302
Dollar Tree, Inc. (a)	21,900	3,143,745
Grocery Outlet Holding Corp. (a)	5,200	146,952
Kroger Co.	10,600	523,322
Performance Food Group Co. (a)	146,846	8,860,688
Sysco Corp.	38,000	2,934,740
Target Corp.	41,535	6,879,442
U.S. Foods Holding Corp. (a)	61,800	2,282,892
United Natural Foods, Inc. (a)	900	23,715
Walgreens Boots Alliance, Inc.	800	27,664
Walmart, Inc.	156,300	23,046,435
		65,749,780
Food Products - 0.9%
Archer Daniels Midland Co.	13,199	1,051,432
Bunge Ltd.	38,950	3,720,504
Conagra Brands, Inc.	47,400	1,780,344
Darling Ingredients, Inc. (a)	26,597	1,553,265
Freshpet, Inc. (a)	35,200	2,329,888
Ingredion, Inc.	1,700	172,941
Laird Superfood, Inc. (a)	35,100	28,442
McCormick & Co., Inc. (non-vtg.)	10,900	906,989
Mondelez International, Inc.	203,700	14,201,964
Nomad Foods Ltd. (a)	274,300	5,140,382
Pilgrim's Pride Corp. (a)	2,200	50,996
The Hain Celestial Group, Inc. (a)	13,700	234,955
The Kraft Heinz Co.	1,800	69,606
The Simply Good Foods Co. (a)	12,200	485,194
TreeHouse Foods, Inc. (a)	36,126	1,821,834
Tyson Foods, Inc. Class A	43,100	2,556,692
		36,105,428
Household Products - 1.5%
Church & Dwight Co., Inc.	800	70,728
Colgate-Palmolive Co.	16,900	1,270,035
Energizer Holdings, Inc.	144,800	5,024,560
Kimberly-Clark Corp.	30,600	4,107,132
Procter & Gamble Co.	276,900	41,172,261
Reynolds Consumer Products, Inc.	63,248	1,739,320
Spectrum Brands Holdings, Inc.	35,600	2,357,432
The Clorox Co.	9,100	1,439,984
		57,181,452
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	1,200	295,752
Herbalife Nutrition Ltd. (a)	101,700	1,637,370
Olaplex Holdings, Inc. (a)	411,300	1,756,251
The Beauty Health Co. (a)(b)	149,304	1,885,710
		5,575,083
Tobacco - 0.6%
Altria Group, Inc.	262,100	11,694,902
Philip Morris International, Inc.	140,900	13,702,525
		25,397,427
TOTAL CONSUMER STAPLES		280,649,501
ENERGY - 4.6%
Energy Equipment & Services - 0.6%
Diamond Offshore Drilling, Inc. (a)	40,500	487,620
Expro Group Holdings NV (a)	318,500	5,847,660
Noble Corp. PLC	5,900	232,873
Schlumberger Ltd.	177,800	8,729,980
TechnipFMC PLC (a)	92,500	1,262,625
Valaris Ltd. (a)	13,000	845,780
Weatherford International PLC (a)	120,700	7,163,545
		24,570,083
Oil, Gas & Consumable Fuels - 4.0%
Africa Oil Corp.	1,373,400	3,079,099
Canadian Natural Resources Ltd.	166,700	9,224,930
CVR Energy, Inc. (b)	13,900	455,642
Delek U.S. Holdings, Inc.	14,200	325,890
Eco Atlantic Oil & Gas Ltd. (a)	1,180,000	301,221
Exxon Mobil Corp.	694,700	76,180,802
Hess Corp.	106,200	14,054,508
Imperial Oil Ltd.	269,400	13,700,231
Kosmos Energy Ltd. (a)	767,077	5,707,053
MEG Energy Corp. (a)	629,400	10,110,451
PBF Energy, Inc. Class A	21,200	919,232
Phillips 66 Co.	95,700	9,702,066
Tourmaline Oil Corp.	34,700	1,446,026
Valero Energy Corp.	72,300	10,093,080
		155,300,231
TOTAL ENERGY		179,870,314
FINANCIALS - 11.9%
Banks - 4.9%
AIB Group PLC	313,400	1,271,840
Bank of America Corp.	1,415,513	40,483,672
Bank of Ireland Group PLC	707,400	7,153,142
BNP Paribas SA	125,844	7,515,100
Citigroup, Inc.	386,700	18,132,363
Comerica, Inc.	27,309	1,185,757
DNB Bank ASA	203,400	3,639,995
JPMorgan Chase & Co.	103,930	13,543,118
KBC Group NV	49,700	3,411,848
KeyCorp	378,400	4,737,568
M&T Bank Corp.	49,718	5,944,781
NatWest Group PLC	1,270,634	4,146,117
Piraeus Financial Holdings SA (a)	887,300	1,922,148
Popular, Inc.	14,713	844,673
Sumitomo Mitsui Financial Group, Inc.	97,700	3,909,717
Truist Financial Corp.	257,300	8,773,930
U.S. Bancorp	437,007	15,754,102
UniCredit SpA	394,146	7,428,811
Wells Fargo & Co.	1,080,972	40,406,733
Zions Bancorp NA	82,900	2,481,197
		192,686,612
Capital Markets - 1.3%
Bank of New York Mellon Corp.	270,337	12,284,113
BlackRock, Inc. Class A	5,870	3,927,734
Brookfield Corp. Class A	110,296	3,594,547
Cboe Global Markets, Inc.	32,679	4,386,829
Intercontinental Exchange, Inc.	46,529	4,852,509
Patria Investments Ltd.	238,500	3,529,800
State Street Corp.	95,430	7,223,097
StepStone Group, Inc. Class A	130,223	3,160,512
UBS Group AG	298,300	6,365,722
Virtu Financial, Inc. Class A	108,147	2,043,978
		51,368,841
Consumer Finance - 0.2%
Capital One Financial Corp.	39,292	3,778,319
NerdWallet, Inc. (a)	48,400	783,112
OneMain Holdings, Inc.	147,156	5,456,544
		10,017,975
Diversified Financial Services - 0.3%
Apollo Global Management, Inc.	145,087	9,163,695
Voya Financial, Inc. (b)	66,800	4,773,528
		13,937,223
Financial Services - 2.2%
Block, Inc. Class A (a)	97,000	6,659,050
Essent Group Ltd.	164,200	6,576,210
Global Payments, Inc.	76,800	8,082,432
MasterCard, Inc. Class A	48,000	17,443,680
MGIC Investment Corp.	229,571	3,080,843
PayPal Holdings, Inc. (a)	136,500	10,365,810
Repay Holdings Corp. (a)	158,238	1,039,624
Shift4 Payments, Inc. (a)	48,454	3,672,813
UWM Holdings Corp. Class A (b)	338,374	1,661,416
Visa, Inc. Class A	107,600	24,259,496
Worldline SA (a)(c)	78,253	3,319,085
		86,160,459
Insurance - 3.0%
Arthur J. Gallagher & Co.	33,896	6,484,644
Beazley PLC	551,044	4,061,613
Chubb Ltd.	104,308	20,254,527
Direct Line Insurance Group PLC	1,147,515	1,946,415
Fairfax Financial Holdings Ltd. (sub. vtg.)	6,026	4,007,658
Globe Life, Inc.	53,763	5,915,005
Hartford Financial Services Group, Inc.	146,228	10,190,629
Marsh & McLennan Companies, Inc.	65,404	10,893,036
Progressive Corp.	98,524	14,094,843
Prudential PLC	214,292	2,934,008
Reinsurance Group of America, Inc.	39,400	5,230,744
The Travelers Companies, Inc.	143,160	24,539,056
Unum Group	168,512	6,666,335
		117,218,513
TOTAL FINANCIALS		471,389,623
HEALTH CARE - 13.7%
Biotechnology - 2.5%
Akero Therapeutics, Inc. (a)	40,000	1,530,400
Alnylam Pharmaceuticals, Inc. (a)	16,500	3,305,280
Ambrx Biopharma, Inc. ADR (a)	50,000	446,000
Arcellx, Inc. (a)	28,000	862,680
Arcutis Biotherapeutics, Inc. (a)	75,000	825,000
Argenx SE ADR (a)	33,000	12,295,140
Ascendis Pharma A/S sponsored ADR (a)	62,800	6,733,416
Beam Therapeutics, Inc. (a)	30,000	918,600
Blueprint Medicines Corp. (a)	70,000	3,149,300
Celldex Therapeutics, Inc. (a)	50,000	1,799,000
Cerevel Therapeutics Holdings (a)	110,000	2,682,900
Cytokinetics, Inc. (a)	100,000	3,519,000
Exact Sciences Corp. (a)	20,000	1,356,200
Generation Bio Co. (a)	70,000	301,000
Janux Therapeutics, Inc. (a)	45,000	544,500
Karuna Therapeutics, Inc. (a)	20,000	3,632,800
Keros Therapeutics, Inc. (a)	45,000	1,921,500
Legend Biotech Corp. ADR (a)	125,000	6,027,500
Nuvalent, Inc. Class A (a)	50,000	1,304,500
Poseida Therapeutics, Inc. (a)	230,000	708,400
PTC Therapeutics, Inc. (a)	41,500	2,010,260
Regeneron Pharmaceuticals, Inc. (a)	23,500	19,309,245
Relay Therapeutics, Inc. (a)	55,000	905,850
Repligen Corp. (a)	28,500	4,798,260
Sarepta Therapeutics, Inc. (a)	23,500	3,239,005
Scholar Rock Holding Corp. (a)	15,000	120,000
Shattuck Labs, Inc. (a)	68,600	201,684
uniQure B.V. (a)	50,000	1,007,000
Vaxcyte, Inc. (a)	75,000	2,811,000
Vertex Pharmaceuticals, Inc. (a)	15,500	4,883,585
Xencor, Inc. (a)	90,000	2,510,100
Xenon Pharmaceuticals, Inc. (a)	46,000	1,646,340
Zai Lab Ltd. (a)	420,000	1,399,685
Zentalis Pharmaceuticals, Inc. (a)	90,000	1,548,000
		100,253,130
Health Care Equipment & Supplies - 3.2%
Baxter International, Inc.	30,000	1,216,800
Boston Scientific Corp. (a)	700,000	35,021,000
Inspire Medical Systems, Inc. (a)	7,000	1,638,490
Insulet Corp. (a)	49,200	15,692,832
Intuitive Surgical, Inc. (a)	10,500	2,682,435
iRhythm Technologies, Inc. (a)	34,000	4,217,020
Masimo Corp. (a)	70,000	12,917,800
Nevro Corp. (a)	50,000	1,807,500
Novocure Ltd. (a)	38,500	2,315,390
Outset Medical, Inc. (a)	67,000	1,232,800
Penumbra, Inc. (a)	95,800	26,698,502
PROCEPT BioRobotics Corp. (a)	42,500	1,207,000
ResMed, Inc.	40,000	8,759,600
Stryker Corp.	26,000	7,422,220
Tandem Diabetes Care, Inc. (a)	82,000	3,330,020
		126,159,409
Health Care Providers & Services - 3.4%
Acadia Healthcare Co., Inc. (a)	60,000	4,335,000
agilon health, Inc. (a)	615,000	14,606,250
Alignment Healthcare, Inc. (a)	260,000	1,653,600
Centene Corp. (a)	224,000	14,159,040
Cigna Group	55,000	14,054,150
CVS Health Corp.	46,000	3,418,260
Humana, Inc.	34,000	16,505,640
LifeStance Health Group, Inc. (a)	340,000	2,526,200
Molina Healthcare, Inc. (a)	12,500	3,343,625
Surgery Partners, Inc. (a)	260,000	8,962,200
UnitedHealth Group, Inc.	107,500	50,803,425
		134,367,390
Health Care Technology - 0.4%
Doximity, Inc. (a)(b)	54,000	1,748,520
Evolent Health, Inc. (a)	28,000	908,600
Evolent Health, Inc. (d)	120,000	3,699,300
Medlive Technology Co. Ltd. (c)	220,000	304,361
Phreesia, Inc. (a)	74,300	2,399,147
Veeva Systems, Inc. Class A (a)	23,500	4,319,065
		13,378,993
Life Sciences Tools & Services - 2.2%
10X Genomics, Inc. (a)	50,000	2,789,500
Bruker Corp.	77,800	6,133,752
Danaher Corp.	97,500	24,573,900
IQVIA Holdings, Inc. (a)	47,500	9,447,275
Lonza Group AG	4,500	2,708,999
Olink Holding AB ADR (a)	81,200	1,829,436
Sartorius Stedim Biotech	4,000	1,223,316
Thermo Fisher Scientific, Inc.	58,500	33,717,645
West Pharmaceutical Services, Inc.	15,000	5,197,050
		87,620,873
Pharmaceuticals - 2.0%
Arvinas Holding Co. LLC (a)	54,000	1,475,280
AstraZeneca PLC (United Kingdom)	97,500	13,509,049
Eli Lilly & Co.	81,500	27,988,730
Enliven Therapeutics, Inc. (a)(b)	28,000	613,200
Merck & Co., Inc.	95,000	10,107,050
Novo Nordisk A/S Series B	35,000	5,558,748
Pharvaris BV (a)	60,000	469,200
Royalty Pharma PLC	370,000	13,331,100
UCB SA	38,500	3,442,138
Ventyx Biosciences, Inc. (a)	46,000	1,541,000
Verona Pharma PLC ADR (a)	40,000	803,200
		78,838,695
TOTAL HEALTH CARE		540,618,490
INDUSTRIALS - 9.5%
Aerospace & Defense - 2.1%
Axon Enterprise, Inc. (a)	16,800	3,777,480
HEICO Corp. Class A	23,700	3,220,830
Howmet Aerospace, Inc.	123,600	5,236,932
L3Harris Technologies, Inc.	43,100	8,457,944
Lockheed Martin Corp.	38,400	18,152,832
Northrop Grumman Corp.	14,900	6,879,628
Raytheon Technologies Corp.	149,000	14,591,570
The Boeing Co. (a)	107,500	22,836,225
		83,153,441
Air Freight & Logistics - 0.0%
Air Transport Services Group, Inc. (a)	84,000	1,749,720
Airlines - 0.3%
Delta Air Lines, Inc. (a)	282,100	9,850,932
JetBlue Airways Corp. (a)	493,500	3,592,680
		13,443,612
Building Products - 0.7%
Carlisle Companies, Inc.	40,400	9,133,228
Trane Technologies PLC	93,900	17,275,722
		26,408,950
Commercial Services & Supplies - 0.7%
Cintas Corp.	30,200	13,972,936
The GEO Group, Inc. (a)	116,615	920,092
Waste Connections, Inc. (United States)	91,500	12,724,905
		27,617,933
Construction & Engineering - 0.4%
Willscot Mobile Mini Holdings (a)	372,900	17,481,552
Electrical Equipment - 0.9%
AMETEK, Inc.	170,700	24,807,831
Eaton Corp. PLC	22,200	3,803,748
Nextracker, Inc. Class A	16,800	609,168
Regal Rexnord Corp.	37,000	5,207,010
		34,427,757
Ground Transportation - 0.4%
Landstar System, Inc.	63,400	11,365,084
Old Dominion Freight Lines, Inc.	18,900	6,441,876
		17,806,960
Industrial Conglomerates - 0.2%
Honeywell International, Inc.	31,400	6,001,168
Machinery - 2.6%
AGCO Corp.	72,000	9,734,400
Caterpillar, Inc.	101,500	23,227,260
Chart Industries, Inc. (a)	25,700	3,222,780
Deere & Co.	40,900	16,886,792
Flowserve Corp.	298,000	10,132,000
Fortive Corp.	325,100	22,162,067
IDEX Corp.	47,400	10,950,822
ITT, Inc.	64,400	5,557,720
		101,873,841
Marine - 0.1%
Eagle Bulk Shipping, Inc. (b)	28,200	1,283,100
Genco Shipping & Trading Ltd. (b)	60,100	941,166
		2,224,266
Professional Services - 0.2%
ExlService Holdings, Inc. (a)	8,800	1,424,104
TransUnion Holding Co., Inc.	79,200	4,921,488
		6,345,592
Road & Rail - 0.7%
CSX Corp.	511,900	15,326,286
Union Pacific Corp.	57,400	11,552,324
		26,878,610
Trading Companies & Distributors - 0.0%
Air Lease Corp. Class A	30,700	1,208,659
Transportation - 0.2%
Uber Technologies, Inc. (a)	261,300	8,283,210
TOTAL INDUSTRIALS		374,905,271
INFORMATION TECHNOLOGY - 25.1%
Communications Equipment - 0.2%
Cisco Systems, Inc.	182,900	9,561,098
Lumine Group, Inc.	9,001	97,969
		9,659,067
Electronic Equipment & Components - 0.5%
Cognex Corp.	49,500	2,452,725
Corning, Inc.	238,200	8,403,696
TE Connectivity Ltd.	64,000	8,393,600
Trimble, Inc. (a)	25,100	1,315,742
		20,565,763
IT Services - 2.2%
Akamai Technologies, Inc. (a)	96,900	7,587,270
Capgemini SA	96,600	17,888,231
Cognizant Technology Solutions Corp. Class A	317,000	19,314,810
Cyxtera Technologies, Inc. Class A (a)	244,718	74,737
DXC Technology Co. (a)	43,700	1,116,972
Gartner, Inc. (a)	7,000	2,280,390
GoDaddy, Inc. (a)	129,300	10,049,196
MongoDB, Inc. Class A (a)	57,200	13,334,464
Snowflake, Inc. (a)	21,300	3,286,377
Thoughtworks Holding, Inc. (a)	19,900	146,464
Twilio, Inc. Class A (a)	121,300	8,082,219
Wix.com Ltd. (a)	21,500	2,145,700
		85,306,830
Semiconductors & Semiconductor Equipment - 3.2%
Advanced Micro Devices, Inc. (a)	116,910	11,458,349
Analog Devices, Inc.	202,100	39,858,162
Intel Corp.	266,300	8,700,021
Lam Research Corp.	3,900	2,067,468
Marvell Technology, Inc.	87,200	3,775,760
Microchip Technology, Inc.	147,300	12,340,794
Micron Technology, Inc.	380,800	22,977,472
NVIDIA Corp.	61,200	16,999,524
onsemi (a)	44,200	3,638,544
Skyworks Solutions, Inc.	36,900	4,353,462
		126,169,556
Software - 12.0%
Adobe, Inc. (a)	105,500	40,656,535
Alteryx, Inc. Class A (a)	22,300	1,312,132
Aspen Technology, Inc.	15,816	3,619,808
Autodesk, Inc. (a)	85,600	17,818,496
Blackbaud, Inc. (a)	57,800	4,005,540
Ceridian HCM Holding, Inc. (a)	91,900	6,728,918
Constellation Software, Inc.	2,600	4,888,173
Elastic NV (a)	106,500	6,166,350
Five9, Inc. (a)	58,100	4,200,049
Gen Digital, Inc.	372,400	6,390,384
HubSpot, Inc. (a)	24,800	10,633,000
Microsoft Corp.	904,800	260,853,840
Momentive Global, Inc. (a)	86,800	808,976
New Relic, Inc. (a)	26,600	2,002,714
Palo Alto Networks, Inc. (a)	84,600	16,898,004
PTC, Inc. (a)	72,100	9,245,383
Roper Technologies, Inc.	6,800	2,996,692
Salesforce, Inc. (a)	237,900	47,527,662
Tenable Holdings, Inc. (a)	170,600	8,105,206
Workday, Inc. Class A (a)	74,400	15,366,576
Workiva, Inc. (a)	17,700	1,812,657
Zoom Video Communications, Inc. Class A (a)	21,200	1,565,408
		473,602,503
Technology Hardware, Storage & Peripherals - 7.0%
Apple, Inc.	1,660,800	273,865,918
Western Digital Corp. (a)	81,800	3,081,406
		276,947,324
TOTAL INFORMATION TECHNOLOGY		992,251,043
MATERIALS - 3.0%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	25,600	7,352,576
Ashland, Inc.	18,700	1,920,677
Cabot Corp.	37,900	2,904,656
Celanese Corp. Class A	39,600	4,312,044
CF Industries Holdings, Inc.	1,600	115,984
Chemtrade Logistics Income Fund	217,600	1,263,899
Corteva, Inc.	107,600	6,489,356
Dow, Inc.	21,900	1,200,558
DuPont de Nemours, Inc.	60,600	4,349,262
Eastman Chemical Co.	7,300	615,682
Element Solutions, Inc.	40,800	787,848
Huntsman Corp.	27,400	749,664
Linde PLC	57,000	20,260,080
LyondellBasell Industries NV Class A	59,600	5,595,844
Olin Corp.	55,200	3,063,600
Orion Engineered Carbons SA	20,100	524,409
RPM International, Inc.	5,800	505,992
The Chemours Co. LLC	103,700	3,104,778
Tronox Holdings PLC	198,400	2,852,992
Valvoline, Inc.	143,619	5,018,048
Westlake Corp.	14,700	1,704,906
		74,692,855
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	6,500	2,307,890
Vulcan Materials Co.	13,800	2,367,528
		4,675,418
Containers & Packaging - 0.2%
Aptargroup, Inc.	27,700	3,273,863
Avery Dennison Corp.	10,800	1,932,444
Crown Holdings, Inc.	19,800	1,637,658
Greif, Inc. Class A	37,500	2,376,375
		9,220,340
Metals & Mining - 0.8%
Alcoa Corp.	43,500	1,851,360
Commercial Metals Co.	35,600	1,740,840
First Quantum Minerals Ltd.	314,800	7,237,023
Freeport-McMoRan, Inc.	232,500	9,511,575
Glencore PLC	291,400	1,676,780
Horizonte Minerals PLC (a)	373,000	625,781
Major Drilling Group International, Inc. (a)	74,800	588,327
Newmont Corp.	39,100	1,916,682
Reliance Steel & Aluminum Co.	10,800	2,772,792
Steel Dynamics, Inc.	11,200	1,266,272
Wheaton Precious Metals Corp.	19,200	924,697
		30,112,129
TOTAL MATERIALS		118,700,742
REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 2.8%
Alexandria Real Estate Equities, Inc.	26,000	3,265,340
American Tower Corp.	42,500	8,684,450
Crown Castle International Corp.	81,700	10,934,728
CubeSmart	192,900	8,915,838
Digital Realty Trust, Inc.	12,100	1,189,551
EastGroup Properties, Inc.	15,100	2,496,332
Equinix, Inc.	14,150	10,202,716
Equity Lifestyle Properties, Inc.	61,700	4,141,921
Essex Property Trust, Inc.	21,300	4,454,682
Four Corners Property Trust, Inc.	138,600	3,722,796
Host Hotels & Resorts, Inc.	61,900	1,020,731
Invitation Homes, Inc.	125,600	3,922,488
Lamar Advertising Co. Class A	34,100	3,406,249
Mid-America Apartment Communities, Inc.	36,800	5,558,272
Outfront Media, Inc.	19,900	322,977
Prologis (REIT), Inc.	112,165	13,994,827
Public Storage	5,600	1,691,984
Ryman Hospitality Properties, Inc.	36,000	3,230,280
SITE Centers Corp.	192,600	2,365,128
Spirit Realty Capital, Inc.	54,700	2,179,248
Terreno Realty Corp.	30,900	1,996,140
UDR, Inc.	59,600	2,447,176
Urban Edge Properties	156,000	2,349,360
Ventas, Inc.	138,900	6,021,315
VICI Properties, Inc.	45,000	1,467,900
Welltower, Inc.	58,300	4,179,527
		114,161,956
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	76,500	5,569,965
Doma Holdings, Inc. Class A (a)(b)	1,110,200	452,407
WeWork, Inc. (a)	334,800	260,240
		6,282,612
TOTAL REAL ESTATE		120,444,568
UTILITIES - 2.6%
Electric Utilities - 1.8%
Constellation Energy Corp.	102,273	8,028,431
Edison International	92,200	6,508,398
Entergy Corp.	29,200	3,146,008
FirstEnergy Corp.	38,700	1,550,322
NextEra Energy, Inc.	249,565	19,236,470
PG&E Corp. (a)	556,357	8,996,293
Pinnacle West Capital Corp.	28,200	2,234,568
PPL Corp.	169,600	4,713,184
Southern Co.	216,100	15,036,238
		69,449,912
Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy, Inc. Class A	11,800	354,354
Energy Harbor Corp. (a)	18,700	1,462,340
Vistra Corp.	120,900	2,901,600
		4,718,294
Multi-Utilities - 0.6%
Dominion Energy, Inc.	127,200	7,111,752
NiSource, Inc.	164,700	4,605,012
Public Service Enterprise Group, Inc.	82,500	5,152,125
Sempra Energy	55,600	8,404,496
		25,273,385
Water Utilities - 0.1%
American Water Works Co., Inc.	34,600	5,068,554
TOTAL UTILITIES		104,510,145
TOTAL COMMON STOCKS (Cost $4,202,385,298)		3,903,277,526

Convertible Bonds - 0.1%
	Principal Amount (e)	Value ($)
FINANCIALS - 0.1%
Financial Services - 0.1%
Affirm Holdings, Inc. 0% 11/15/26 (Cost $1,687,603)	2,591,000	1,664,718

U.S. Treasury Obligations - 0.0%
	Principal Amount (e)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.43% 6/1/23 (f) (Cost $764,269)	770,000	764,274

Money Market Funds - 1.6%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (g)	43,808,324	43,817,086
Fidelity Securities Lending Cash Central Fund 4.87% (g)(h)	17,764,049	17,765,825
TOTAL MONEY MARKET FUNDS (Cost $61,582,911)		61,582,911

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $4,266,420,081)	3,967,289,429
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(14,225,044)
NET ASSETS - 100.0%	3,953,064,385

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	66	Jun 2023	13,654,575	802,443	802,443

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,623,446 or 0.1% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,699,300 or 0.1% of net assets.

(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $764,274.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Evolent Health, Inc.	3/28/23	3,480,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	29,677,895	272,384,381	258,245,190	399,362	-	-	43,817,086	0.1%
Fidelity Securities Lending Cash Central Fund 4.87%	6,805,625	26,275,565	15,315,365	19,651	-	-	17,765,825	0.1%
Total	36,483,520	298,659,946	273,560,555	419,013	-	-	61,582,911

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds and U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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